Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Deposits in banks	₩ 99,105	₩ 95,573
Money market instruments	0	15,059
Total	₩ 99,105	₩ 110,632	₩ 79,428	₩ 86,051